Annual Fund Operating Expenses - Hartford Core Equity Fund	Mar. 01, 2021
Class A
Operating Expenses:
Management fees	0.34%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.14%	[1]
Total Expenses	0.73%
Fee waiver and/or expense reimbursement	none	[2]
Total annual fund operating expenses	0.73%	[2]
Class T
Operating Expenses:
Management fees	0.34%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.14%	[1]
Total Expenses	0.73%
Fee waiver and/or expense reimbursement	none	[2]
Total annual fund operating expenses	0.73%	[2]
Class C
Operating Expenses:
Management fees	0.34%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.13%	[1]
Total Expenses	1.47%
Fee waiver and/or expense reimbursement	none	[2]
Total annual fund operating expenses	1.47%	[2]
Class I
Operating Expenses:
Management fees	0.34%
Distribution and service (12b-1) fees	none
Other expenses	0.12%	[1]
Total Expenses	0.46%
Fee waiver and/or expense reimbursement	none	[2]
Total annual fund operating expenses	0.46%	[2]
Class R3
Operating Expenses:
Management fees	0.34%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.23%	[1]
Total Expenses	1.07%
Fee waiver and/or expense reimbursement	none	[2]
Total annual fund operating expenses	1.07%	[2]
Class R4
Operating Expenses:
Management fees	0.34%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.19%	[1]
Total Expenses	0.78%
Fee waiver and/or expense reimbursement	none	[2]
Total annual fund operating expenses	0.78%	[2]
Class R5
Operating Expenses:
Management fees	0.34%
Distribution and service (12b-1) fees	none
Other expenses	0.14%	[1]
Total Expenses	0.48%
Fee waiver and/or expense reimbursement	none	[2]
Total annual fund operating expenses	0.48%	[2]
Class R6
Operating Expenses:
Management fees	0.34%
Distribution and service (12b-1) fees	none
Other expenses	0.04%	[1]
Total Expenses	0.38%
Fee waiver and/or expense reimbursement	none	[2]
Total annual fund operating expenses	0.38%	[2]
Class Y
Operating Expenses:
Management fees	0.34%
Distribution and service (12b-1) fees	none
Other expenses	0.14%	[1]
Total Expenses	0.48%
Fee waiver and/or expense reimbursement	0.02%	[2]
Total annual fund operating expenses	0.46%	[2]
Class F
Operating Expenses:
Management fees	0.34%
Distribution and service (12b-1) fees	none
Other expenses	0.04%	[1]
Total Expenses	0.38%
Fee waiver and/or expense reimbursement	none	[2]
Total annual fund operating expenses	0.38%	[2]

[1]	“Other expenses” for Class T are based on estimated amounts.
[2]	Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class Y as follows: 0.08%. This contractual arrangement will remain in effect until February 28, 2022 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.